VALIC Company I

Supplement Dated January 2, 2002

to

Prospectus Dated October 1, 2001

This supplement supersedes all previous supplements.

New Fund Names:

Effective at close of business December 31, 2001, North American Funds Variable Product Series I changed its name to VALIC Company I. Each series also changed its name as shown below:
Old Name	New Name
North American - AG International Equities Fund	International Equities Fund
North American - AG MidCap Index Fund	Mid Cap Index Fund
North American - AG 1 Money Market Fund	Money Market I Fund
North American - AG Nasdaq-100® Index Fund	Nasdaq-100® Index Fund
North American - AG Small Cap Index Fund	Small Cap Index Fund
North American - AG Stock Index Fund	Stock Index Fund
North American - T. Rowe Price Science & Technology Fund	Science & Technology Fund

New Sub-Advisers:

As a result of the acquisition, VALIC mailed proxy statements to all investors in VALIC Company I, asking for approval for several proposals, including adding or changing affiliated sub-advisers to several Funds. Investors voted to approve these changes at the December 28, 2001 special meeting of shareholders. Therefore, effective January 1, 2002, the following sub-advisers are managing these Funds:

Fund Name	New Sub-Adviser
International Equities Fund	AIG Global Investment Corp. ("AIGGIC")
Mid Cap Index Fund	AIGGIC
Money Market I Fund	SunAmerica Asset Management Corp. ("SAAMCo")
Nasdaq-100 Index Fund	AIGGIC
Small Cap Index Fund	AIGGIC
Stock Index Fund	AIGGIC

Inserts to:

About the Series Company's Management

International Equities Fund, Mid Cap Index Fund, Nasdaq-100 Index Fund, Small Cap Index Fund, and Stock Index Fund

AIG Global Investment Corp. ("AIGGIC")

175 Water Street, New York, New York 10038

AIGGIC was organized as a New Jersey corporation in 1983 as R.J. Hoffman & CO., Inc., and subsequently changed to its current name in 1995. AIGGIC is a wholly-owned subsidiary of AIG Global Investment Group, Inc. ("AIGGIG"), which in turn is a wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIGGIC manages third-party institutional, retail and private equity fund assets on a global basis. As of September 30, 2001, AIGGIG and its affiliated asset managers ("AIG Global") had $303.2 billion in assets under management.

Teams make investment decisions for several Funds, as noted below. Each team meets regularly to review portfolio holdings and discuss purchase and sale activity.

Investment decisions for the MidCap Index, Small Cap Index, Nasdaq-100 Index, and Stock Index Funds are made by a team headed by Magali Azema-Barac, Portfolio Manager. Ms. Azema-Barac joined AIG Global in 2001 as the lead portfolio manager for AIGGIC's quantitative equity portfolios. From September 1999, she was Vice President and Head of Equity at American General Investment Management, L.P. ("AGIM"). Prior to joining AGIM, she worked as an independent consultant from January 1999 to September 1999 and for USWest Investment Management Company where she developed quantitative investment strategies and managed over $5 billion in index and enhanced-index funds from 1994 to 1999.

Investment decisions for the International Equities Fund are made by a team headed by Hans K. Danielsson, Senior Managing Director, Head of Global Equities. Mr. Danielsson is Senior Managing Director of AIG Global and is responsible for directing all listed equity activities worldwide. Mr. Danielsson joined AIG Global in early 1998 after five years with SE Banken Fonder, as CIO of International Equities. He has over twenty years experience in the industry including eight years with J.P. Morgan in London.

Money Market I Fund

SunAmerica Asset Management Company ("SAAMCo")

722 Third Avenue, New York, New York 10017-3204

SAAMCo is organized as a Delaware corporation and is a wholly-owned subsidiary of SunAmerica Inc., located at 1 SunAmerica Center, Century City, Los Angeles, California 90067. SunAmerica Inc. is a wholly-owned subsidiary of AIG. As of November 30, 2001, SAAMCo managed, advised and/or administered more than $40 billion in assets.

VL9017 AG Life-7 Ver.1-02

VALIC Company I

Supplement Dated January 2, 2002

to

Prospectus Dated October 1, 2001

This supplement supersedes all previous supplements.

New Fund Names:

Effective at close of business December 31, 2001, North American Funds Variable Product Series I changed its name to VALIC Company I. Each series also changed its name as shown below:
Old Name	New Name
North American - AG International Equities Fund	International Equities Fund
North American - AG MidCap Index Fund	Mid Cap Index Fund
North American - AG 1 Money Market Fund	Money Market I Fund
North American - AG Stock Index Fund	Stock Index Fund

New Sub-Advisers:

As a result of the acquisition, VALIC mailed proxy statements to all investors in VALIC Company I, asking for approval for several proposals, including adding or changing affiliated sub-advisers to several Funds. Investors voted to approve these changes at the December 28, 2001 special meeting of shareholders. Therefore, effective January 1, 2002, the following sub-advisers are managing these Funds:

Fund Name	New Sub-Adviser
International Equities Fund	AIG Global Investment Corp. ("AIGGIC")
Mid Cap Index Fund	AIGGIC
Money Market I Fund	SunAmerica Asset Management Corp. ("SAAMCo")
Stock Index Fund	AIGGIC

Inserts to:

About the Series Company's Management

International Equities Fund,, Mid Cap Index Fund and Stock Index Fund

AIG Global Investment Corp. ("AIGGIC")

175 Water Street, New York, New York 10038

AIGGIC was organized as a New Jersey corporation in 1983 as R.J. Hoffman & CO., Inc., and subsequently changed to its current name in 1995. AIGGIC is a wholly-owned subsidiary of AIG Global Investment Group, Inc. ("AIGGIG"), which in turn is a wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIGGIC manages third-party institutional, retail and private equity fund assets on a global basis. As of September 30, 2001, AIGGIG and its affiliated asset managers ("AIG Global") had $303.2 billion in assets under management.

Teams make investment decisions for several Funds, as noted below. Each team meets regularly to review portfolio holdings and discuss purchase and sale activity.

Investment decisions for the MidCap Index and Stock Index Funds are made by a team headed by Magali Azema-Barac, Portfolio Manager. Ms. Azema-Barac joined AIG Global in 2001 as the lead portfolio manager for AIGGIC's quantitative equity portfolios. From September 1999, she was Vice President and Head of Equity at American General Investment Management, L.P. ("AGIM"). Prior to joining AGIM, she worked as an independent consultant from January 1999 to September 1999 and for USWest Investment Management Company where she developed quantitative investment strategies and managed over $5 billion in index and enhanced-index funds from 1994 to 1999.

Investment decisions for the International Equities Fund are made by a team headed by Hans K. Danielsson, Senior Managing Director, Head of Global Equities. Mr. Danielsson is Senior Managing Director of AIG Global and is responsible for directing all listed equity activities worldwide. Mr. Danielsson joined AIG Global in early 1998 after five years with SE Banken Fonder, as CIO of International Equities. He has over twenty years experience in the industry including eight years with J.P. Morgan in London.

Money Market I Fund

SunAmerica Asset Management Company ("SAAMCo")

722 Third Avenue, New York, New York 10017-3204

SAAMCo is organized as a Delaware corporation and is a wholly-owned subsidiary of SunAmerica Inc., located at 1 SunAmerica Center, Century City, Los Angeles, California 90067. SunAmerica Inc. is a wholly-owned subsidiary of AIG. As of November 30, 2001, SAAMCo managed, advised and/or administered more than $40 billion in assets.

VL9017 AG Life-4 Ver.1-02

VALIC Company I

Supplement Dated January 2, 2002

to

Prospectus Dated October 1, 2001

This supplement supersedes all previous supplements.

New Fund Names:

Effective at close of business December 31, 2001, North American Funds Variable Product Series I changed its name to VALIC Company I. On that same date, the North American - AG 1 Money Market Fund changed its name to Money Market I Fund.

New Sub-Adviser:

As a result of the acquisition, VALIC mailed proxy statements to all investors in the Money Market I Fund, asking for approval for several proposals, including adding an affiliated sub-adviser, SunAmerica Asset Management Corp. ("SAAMCo"), to the Money Market I Fund. Investors voted to approve this change at the December 28, 2001 special meeting of shareholders. Therefore, effective January 1, 2002, SAAMCo is managing the Money Market I Fund.

Insert to:

About the Series Company's Management

Money Market I Fund

SunAmerica Asset Management Company ("SAAMCo")

722 Third Avenue, New York, New York 10017-3204

SAAMCo is organized as a Delaware corporation and is a wholly-owned subsidiary of SunAmerica Inc., located at 1 SunAmerica Center, Century City, Los Angeles, California 90067. SunAmerica Inc. is a wholly-owned subsidiary of AIG. As of November 30, 2001, SAAMCo managed, advised and/or administered more than $40 billion in assets.

VL9017-MMF Ver. 1/02

VALIC Company I

Supplement Dated January 2, 2002

to

Prospectus Dated October 1, 2001

This supplement supersedes all previous supplements.

New Fund Names:

Effective at close of business December 31, 2001, North American Funds Variable Product Series I changed its name to VALIC Company I. Each series also changed its name as shown below:
Old Name	New Name
North American - AG Government Securities Fund	Government Securities Fund
North American - AG Growth & Income Fund	Growth & Income Fund
North American - AG International Equities Fund	International Equities Fund
North American - AG 1 Money Market Fund	Money Market I Fund
North American - AG Stock Index Fund	Stock Index Fund
North American - Putnam Opportunities Fund	Opportunities Fund
North American - T. Rowe Price Science & Technology Fund	Science & Technology Fund

New Sub-Advisers:

As a result of the acquisition, VALIC mailed proxy statements to all investors in VALIC Company I, asking for approval for several proposals, including adding or changing affiliated sub-advisers to several Funds. Investors voted to approve these changes at the December 28, 2001 special meeting of shareholders. Therefore, effective January 1, 2002, the following sub-advisers are managing these Funds:

Fund Name	New Sub-Adviser
Government Securities Fund	AIG Global Investment Corp. ("AIGGIC")
Growth & Income Fund	SunAmerica Asset Management Corp. ("SAAMCo")
International Equities Fund	AIGGIC
Money Market I Fund	SAAMCo
Stock Index Fund	AIGGIC

Inserts to:

About the Series Company's Management

Government Securities Fund, International Equities Fund and Stock Index Fund

AIG Global Investment Corp. ("AIGGIC")

175 Water Street, New York, New York 10038

AIGGIC was organized as a New Jersey corporation in 1983 as R.J. Hoffman & CO., Inc., and subsequently changed to its current name in 1995. AIGGIC is a wholly-owned subsidiary of AIG Global Investment Group, Inc. ("AIGGIG''), which in turn is a wholly-owned subsidiary of American International Group, Inc. ("AIG''). AIGGIC manages third-party institutional, retail and private equity fund assets on a global basis. As of September 30, 2001, AIGGIG and its affiliated asset managers ("AIG Global") had $303.2 billion in assets under management.

Teams make investment decisions for several Funds, as noted below. Each team meets regularly to review portfolio holdings and discuss purchase and sale activity.

Investment decisions for the Stock Index Fund are made by a team headed by Magali Azema-Barac, Portfolio Manager. Ms. Azema-Barac joined AIG Global in 2001 as the lead portfolio manager for AIGGIC's quantitative equity portfolios. From September 1999, she was Vice President and Head of Equity at American General Investment Management, L.P. ("AGIM"). Prior to joining AGIM, she worked as an independent consultant from January 1999 to September 1999 and for USWest Investment Management Company where she developed quantitative investment strategies and managed over $5 billion in index and enhanced-index funds from 1994 to 1999.

Investment decisions for the International Equities Fund are made by a team headed by Hans K. Danielsson, Senior Managing Director, Head of Global Equities. Mr. Danielsson is Senior Managing Director of AIG Global and is responsible for directing all listed equity activities worldwide. Mr. Danielsson joined AIG Global in early 1998 after five years with SE Banken Fonder, as CIO of International Equities. He has over twenty years experience in the industry including eight years with J.P. Morgan in London.

Investment decisions for the Government Securities Fund are made by a team headed by Richard A. Mercante, Managing Director - Fixed Income. Mr. Mercante is a Vice President at AIG Global where he is the Head of Investment-Grade Government/Corporate Bonds. He is also a Vice President and Chief Investment Officer of AIG's Domestic Life Companies. Additionally, Mr. Mercante is a member of AIG's Global Asset Allocation Committee where he participates in investment policy discussions and decisions. Mr. Mercante joined AIG Global's investment staff in 1994. Mr. Mercante holds a Chartered Financial Analyst designation, and is a member of the New York Society of Security Analysts and the Fixed Income Analyst Society.

Growth & Income Fund and Money Market I Fund

SunAmerica Asset Management Company ("SAAMCo")

722 Third Avenue, New York, New York 10017-3204

SAAMCo is organized as a Delaware corporation and is a wholly-owned subsidiary of SunAmerica Inc., located at 1 SunAmerica Center, Century City, Los Angeles, California 90067. SunAmerica Inc. is a wholly-owned subsidiary of AIG. As of November 30, 2001, SAAMCo managed, advised and/or administered more than $40 billion in assets.

The Growth & Income Fund is managed by a team, supervised by Francis D. Gannon. Mr. Gannon, Senior Vice President, has been with SAAMCo since 1993 and manages similar retail mutual funds for SAAMCo.

VL9017-AGA-7 Ver. 1-02

VALIC Company I

Supplement Dated January 2, 2002

to

Prospectus Dated October 1, 2001

This supplement supersedes all previous supplements.

New Fund Names:

Effective at close of business December 31, 2001, North American Funds Variable Product Series I changed its name to VALIC Company I. Each series also changed its name as shown below:
Old Name	New Name
North American - AG 1 Money Market Fund	Money Market I Fund
North American - Putnam Opportunities Fund	Opportunities Fund

New Sub-Adviser:

As a result of the acquisition, VALIC mailed proxy statements to all investors in the Money Market I Fund, asking for approval for several proposals, including adding an affiliated sub-adviser, SunAmerica Asset Management Corp. ("SAAMCo"), to the Money Market I Fund. Investors voted to approve this change at the December 28, 2001 special meeting of shareholders. Therefore, effective January 1, 2002, SAAMCo is managing the Money Market I Fund.

Insert to:

About the Series Company's Management

Money Market I Fund

SunAmerica Asset Management Company ("SAAMCo")

722 Third Avenue, New York, New York 10017-3204

SAAMCo is organized as a Delaware corporation and is a wholly-owned subsidiary of SunAmerica Inc., located at 1 SunAmerica Center, Century City, Los Angeles, California 90067. SunAmerica Inc. is a wholly-owned subsidiary of AIG. As of November 30, 2001, SAAMCo managed, advised and/or administered more than $40 billion in assets.

VL9017-AGA-2 Ver. 1-02